CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and Cash Equivalents		$ 2,953	$ 5,339
Accounts Receivable, net		1,490	3,975
Prepaid Expenses		1,129	385
Inventory		1,240	794
Other Current Assets		1,097	4,072
Total Current Assets		7,909	14,565
Non-Current Assets
Vessels, net		366,945	313,642
Deposit on Contracts for vessels		0	7,993
Total Non-Current Assets		366,945	321,635
Total Assets		374,854	336,200
Current Liabilities
Accounts Payable		301	641
Accounts Payable, related party		581	596
Accrued Liabilities		2,210	5,286
Taxes Payable		997	1,212
Total Current Liabilities		4,089	7,735
Long-Term Debt	[1]	136,193	45,833
Other Non-Current Liabilities		375	1,775
Total Non-Current Liabilities		136,568	47,608
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Preferred shares, par value $0.01 per Share, 50,000,000 and 50,000,000 shares authorized, none issued at December 31, 2016 and December 31, 2015 respectively		0	0
Common shares, par value $0.01 per Share; 200,000,000 and 200,000,000 shares authorized, 23,431,370 shares issued, 20,686,847 outstanding and 2,744,523 treasury shares at December 31, 2016 and 23,431,370 shares issued, 22,560,531 outstanding and 870,839 treasury shares at December 31, 2015		234	234
Additional Paid-In Capital		276,957	291,467
Accumulated Deficit		(42,995)	(10,844)
Total Shareholders' Equity		234,196	280,857
Total Liabilities and Shareholders' Equity		$ 374,854	$ 336,200

[1]	Long-Term Debt consist outstanding amounts on the Credit Facility less unamortized deferred financing cost. Outstanding amounts on the Credit Facility were $137,000 and $47,000 as of December 31, 2016 and 2015, respectively. Please see note 2 to these Consolidated Financial Statements describing the effects of the accounting principle change covering the deferred financing cost.